                      SUPPLEMENT DATED OCTOBER 18, 1996

                                      TO

                      PROSPECTUS DATED FEBRUARY 29, 1996

                     FINANCIAL HORIZONS INVESTMENT TRUST
                     -----------------------------------

All references in the Prospectus to Nationwide Financial Services, Inc. are hereby changed to Nationwide Advisory Services, Inc. Effective October 18, 1996 Nationwide Financial Services, Inc. changed its name to Nationwide Advisory Services, Inc. Please keep this supplement with your prospectus.